WILLIAM EVERS
                                                      Vice President and Counsel
                                                                 (212) 314-5027
                                                             Fax:(212) 314-3959

                                                                October 15, 2007


VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  AXA Equitable Life Insurance Company
     Form N-4 Registration Statement
     File Nos. 333-64749 and 811-07659
     CIK #:  0001015570

Commissioners:

On behalf of AXA Equitable Life Insurance Company ("AXA Equitable"), we are filing herewith Post-Effective Amendment No. 32 to AXA Equitable's Form N-4 Registration Statement (File No. 333-64749) under the Securities Act of 1933 ("1933 Act") and Amendment No. 191 to the Registration Statement on the same Form N-4 under the Investment Company Act of 1940 ("1940 Act") with respect to AXA Equitable's Separate Account No. 49.

This Amendment to the registration statement relates to a new guaranteed withdrawal benefit for life feature ("GWBL") that can be elected at the time of contract application for an additional charge. This feature guarantees that the contract owner can take withdrawals for the contract up to a maximum amount each year. The benefit is available on either a single life or joint life basis.

The Amendment contains two supplements that are substantially similar. The first supplement is to be used with our most recent series of Accumulator(R) Plus(SM) contracts. The disclosure for the GWBL will serve to replace the disclosure for the GWBL that is currently in the product prospectus. The second supplement is to be used with an older series of our Accumulator(R) Plus (SM) contracts that is still being sold in certain states. This supplement will add the GWBL feature to that series of contracts and make other necessary disclosure changes.

In order to provide this benefit across the applicable Accumulator(R) series contracts, we are also filing the identical supplements in the following registration statements of the Registrant via Rule 485(a): 333-05593, 333-31131 and 333-60730.

We anticipate launching the new GWBL feature on December 17, 2007. In order to do so, we would like to begin printing the supplement to the prospectus by December 3, 2007. To that end, we would greatly appreciate the staff's effort in providing us with comments as soon as practicable. We will then file an additional post-effective amendment that will address any staff comments.

Please contact the undersigned at (212) 314-5027 or Christopher Palmer, Esq. of Goodwin Procter LLP at (202) 346-4253 if you have any questions or comments.


                                                     Very truly yours,

                                                     /s/ William Evers
                                                     ------------------
                                                     William Evers

cc: Sonny Oh, Esq.
    Christopher E. Palmer, Esq.



                      AXA Equitable Life Insurance Company
                 1290 Avenue of the Americas, New York, NY 10104